Nature of Business and Organization (Tables)	12 Months Ended
Jun. 30, 2024
Nature of Business and Organization [Abstract]
Schedule of Consolidated Financial Statements Reflect the Activities of the Company	The accompanying consolidated financial statements reflect the activities of the Company and each of the following entities:
Name of Entity	Principal Activities	Place and Date of Incorporation	Ownership

Regencell Bioscience Limited	Research and Development Day-to-day operations	Hong Kong, incorporated on May 12, 2015	100% owned by Regencell Bioscience Holdings Limited
Regencell Limited	Production and testing laboratory Research and Development	Hong Kong, incorporated on November 20, 2014	100% owned by Regencell Bioscience Holdings Limited
Regencell Bioscience Asia Limited	Research and Development	Hong Kong, incorporated on September 17, 2021 (ceased business on December 31, 2023)	60% owned by Regencell Bioscience Limited
Regencell Bioscience North America Limited	Research and Development	BVI, incorporated on April 25, 2022	100% owned by Regencell Bioscience Holdings Limited